CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended		26 Months Ended	32 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
OPERATING EXPENSES:
Research and development	$ 13,893	$ 15,083	$ 180,916	$ 362,850	$ 617,325	$ 631,218
Selling, general and administrative	395,129	493,270	2,021,555	1,713,895	4,500,048	4,895,177
Depreciation	1,120	1,120	4,480	2,197	6,677	7,797
Total operating expenses	410,142	509,473	2,206,951	2,078,942	5,124,050	5,534,192
Loss from operations	(410,142)	(509,473)	(2,206,951)	(2,078,942)	(5,124,050)	(5,534,192)
Other income (expense):
Interest expense	(255,800)	(302,722)	(545,451)	(182,929)	(728,380)	(984,180)
Loss on modification of debt				(88,849)	(88,849)	(88,849)
Loss on settlement of debt			(787,515)		(787,515)	(787,515)
(Loss) gain on change in fair value of derivative liabilities	(1,110,141)	27,908	174,719	89,241	263,960	(846,180)
Loss before provision for income taxes	(1,776,082)	(784,287)	(3,365,198)	(2,261,479)	(6,464,834)	(8,240,916)
Provision for income taxes (benefit)
NET LOSS	$ (1,776,082)	$ (784,287)	$ (3,365,198)	$ (2,261,479)	$ (6,464,834)	$ (8,240,916)
Net loss per common share, basic and fully diluted	$ (0.01)	$ 0	$ (0.01)	$ (0.01)
Weighted average number of common shares outstanding, basic and fully diluted	286,690,839	221,553,845	244,446,234	226,844,313